Income tax incurred and deferred: Movement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax:
Beginning Balances	$ 3,165,145	$ 3,004,584
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(24,241)	65,777
Increase (decrease) in deferred tax liability (asset)	(96,272)	94,784
Ending Balances	3,044,632	3,165,145
Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(5,997)	(65,686)
Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(128,254)	117,924
Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	37,979	42,546
Allowance for doubtful accounts [member]
Income tax:
Beginning Balances	(66,609)	(34,296)
Increase (decrease) in deferred tax liability (asset)	8,647	(32,313)
Ending Balances	(57,962)	(66,609)
Allowance for doubtful accounts [member] | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	11,390	(11,390)
Allowance for doubtful accounts [member] | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(2,743)	(20,923)
Concessioned assets
Income tax:
Beginning Balances	3,101,892	3,016,922
Increase (decrease) in deferred tax liability (asset)	(23,392)	84,970
Ending Balances	3,078,500	3,101,892
Concessioned assets | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	28,642	(73,994)
Concessioned assets | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(91,743)	115,197
Concessioned assets | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	39,709	43,767
Unrealised foreign exchange gains (losses)
Income tax:
Beginning Balances	96,740	(42,814)
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(61,018)	141,236
Increase (decrease) in deferred tax liability (asset)	(2,819)	(1,682)
Ending Balances	32,903	96,740
Unrealised foreign exchange gains (losses) | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(1,089)	(461)
Unrealised foreign exchange gains (losses) | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(1,730)	(1,221)
Other temporary differences
Income tax:
Beginning Balances	33,122	64,772
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	36,777	(75,459)
Increase (decrease) in deferred tax liability (asset)	(78,708)	43,809
Ending Balances	(8,809)	33,122
Other temporary differences | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(44,940)	20,159
Other temporary differences | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	$ (33,768)	$ 23,650